Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Employees and related	$ 571	$ 160
Short-term lease obligation	41	171
Other Payables		7
Accrued Vacation	259	196
Other Payables	$ 871	$ 534